2. Income Taxes (Details Narrative) (USD $)	9 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Increase in Valuation Allowance	$ 29,240
Net Operating Loss Carry Forward	$ 86,000